Financial Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Line Items]
Financial institutions percentage	100.00%
Limit accounts receivable percentage	5.00%
Risk limited percentage	100.00%
Notional amount	R$ 2,956	R$ 2,360
Fair value receivable	266	146
Effects of fair value hedge	R$ (115)	R$ 29	R$ (4)
According to management description	Therefore, in scenario (I) there is no impact on the fair value of financial instruments and the weighted interest rate (CDI) was 10.00% per year. For scenarios (II) and (III), for the exclusive purpose of sensitivity analysis, Management considered a deterioration of 5% and 10%, respectively, in the risk variables, up to one year of the financial instruments, with the aim of demonstrating the sensitivity of the Company’s results in an adverse scenario.
Costs related of waiver	R$ 93
Swap use percentage	100.00%
Annual at CDI average rate	13.04%	12.43%